Other income and other expenses	12 Months Ended
Dec. 31, 2022
Other income and other expenses
Other income and other expenses

20. Other income and other expenses

20.1Other operating income

Other operating income consists of the following.

		2021
in EUR	2022	Restated*	2020
Damages/insurance proceeds	100,329	53,206	12,282
Exchange gains	8,116,344	5,434,874	3,326,593
Miscellaneous other operating income	2,099,223	2,716,140	1,630,159
Total	10,315,896	8,204,220	4,969,034

* Certain amounts for 2021 have been restated; see Note 2.4

In 2022, the miscellaneous other operating income mainly consists of income from sales arising not in the cause of VIAs ordinary activities such as sales of samples or scrap amounting to TEUR 1,390 (2021: TEUR 381; 2020: TEUR 767).

In 2022, the increase of exchange gains is mainly due to a significant positive currency effect, especially within our deposits in USD within VIA optronics AG, mainly in the first two quarters.

In 2021, the increase of exchange gains is mainly due to the missing offsetting effect through the change of the functional currency of VIA optronics GmbH and VIA optronics SZ from EUR / CNY to USD.

In 2021, the miscellaneous other operating income mainly consists of income from expense reimbursements of TEUR 1,096 (2020: TEUR 274) and income from non-recurring activities TEUR 688. For 2021 the Group changed the presentation of reversal of ECLs which are now presented within other operating expenses.

In 2020, miscellaneous other operating income mainly consists of tooling income in the amount of TEUR 492 and reversal of ECL of TEUR 326. These amounts did not occur during the financial year ended December 31, 2021.

20.2Other operating expenses

Other operating expenses include exchange losses, losses on disposal of fixed assets, other taxes, expected credit losses and miscellaneous expenses.

		2021
in EUR	2022	Restated*	2020
Other taxes	259	156	—
Losses on disposals of assets	5,271	75,114	76,561
Expected credit losses	28,754	245,791	323,200
Onerous contracts charge/release	(411,416)	432,311	—
Exchange losses	6,411,667	304,398	5,462,494
Miscellaneous other operating expenses	1,946,848	3,228,421	1,297,265
Total	7,981,384	4,286,191	7,159,521

* Certain amounts for 2021 have been restated; see Note 2.4

In 2022, miscellaneous other operating expenses mainly consist of expenses due to certain trade accounts receivables in dispute in the amount of TEUR 240 (2021: TEUR 1,727), and expenses unrelated to the accounting period, in the amount of TEUR 603 (2021: TEUR 235). Furthermore this cost category includes compensation expenses within VTS in the amount of TEUR 377 (2021: TEUR 741).

Exchange losses in 2022 include effects in conjunction with the change in functional currency for VIAGM and VIA SZ (see Note 2.6.4) which – based on the fact that they have not been material in the year of the change 2021 (TEUR 544) - have been adjusted in current account together with any effect in FY2022. These effects had to be recognized to correctly reflect the effect on P&L from the change in functional currency and were completely presented as part of exchange losses. The total amount of this effect presented as part of exchange losses is TEUR 1,883.

In 2020, miscellaneous other operating expenses mainly consist of tooling expenses in the amount of TEUR 836 and warranty expenses of TEUR 125.